                                   Form 24F-2

             Annual Notice of Securities Sold Pursuant to Rule 24F-2

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

1.    Name and address of issuer:      Flag Investors Value Builder Fund, Inc.,
                                       ----------------------------------------
                                       One South Street, Baltimore, MD 21202
                                       ----------------------------------------

2. The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
      classes):   |X| ______________________________________________________
      ______________________________________________________________________


3.    Investment Company Act File Number:      811-6600
                                               --------

      Securities Act File Number:    33-46279
                                     --------

4(a). Last day of fiscal year for which this Form is filed: March 31, 1999
                                                            --------------

4(b)./ / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2.)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c)./ / Check box if this is the last time the issuer will be filing this Form.


5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during the
            fiscal year pursuant to section 24(f):               $301,980,910.00
                                                                 ---------------

      (ii)  Aggregate price of securities redeemed or
            repurchased during the fiscal year:       $135,894,760.00
                                                      ---------------

      (iii)   Aggregate price of securities redeemed or
              repurchased during any prior fiscal year
              ending no earlier than October 11, 1995
              that were not previously used to reduce
              registration fees payable to the Commission:  $  00.00
                                                            --------

      (iv)    Total available redemption credits
              [add Items 5(ii) and 5(iii)]:                     -$135,894,760.00
                                                                 ---------------

      (v)     Net sales -- if Item 5(i) is greater than
              Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:              $166,086,150.00
                                                                  --------------

    |--------------------------------------------------------------------|
    |  (vi)    Redemption credits available for use in     $(_________)  |
    |          future years -- if Item 5(i) is less than                 |
    |          Item 5(iv)                                                |
    |          [subtract Item 5(iv) from Item 5(i)]:                     |
    |--------------------------------------------------------------------|

      (vii)   Multiplier for determining registration fee
              (See Instruction C.9):                                 x  .000278
                                                                      ---------

      (viii)  Registration fee due [multiply Item 5(v) by
              Item 5(vii)] (enter "0" if no fee is due):             =$46,171.95
                                                                      ----------

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                         +$00.00
                                                                           -----

8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:                                    =$46,171.95
                                                                       ---------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: June 24, 1999
             Method of Delivery:
                       |X| Wire Transfer
                       |_| Mail or other means

                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*/s/ Joseph A. Finelli
                         ---------------------------------------------------
                         Joseph A. Finelli, Treasurer
                         ---------------------------------------------------
                        *Please print the name and title of the signing officer
                         below the signature.

Date: June 24, 1999
      -------------

                                   Schedule A
                               to 24f-2 Notice of
                     Flag Investors Value Builder Fund, Inc.


                                                                                     Value of
               Number of           Aggregate         Front-end        Shares         Reinvested        Shares          Cost of
Class          Shares Sold         Sales Price       Sales Loads      Reinvested     Dividends        Redeemed      Shares Redeemed
-----          -----------         -----------       -----------      ----------     ---------        --------      ---------------
A                7,667,470       $167,786,940.00     $1,159,313.00      927,793    $20,162,879.00      4,698,072     $102,312,507.00
B                1,963,448         42,732,188.00                --      119,699      2,606,348.00        414,281        8,899,431.00
C*                 735,840         16,181,630.00                --       12,033        261,764.00         24,353          544,762.00
D**                     --                    --                --        9,988        212,526.00        102,674        2,130,846.00
Institutional    2,172,982         46,655,765.00                --      192,473      4,221,557.00      1,076,590       22,007,214.00
                 ---------       ---------------     -------------    ---------    --------------      ---------     ---------------
                12,539,740       $273,356,523.00     $1,159,313.00    1,261,986    $27,465,074.00      6,315,970     $135,894,760.00

--------------
*  For the period April 8, 1998 through March 31, 1999.
** For the period April 1, 1998 through November 20, 1998.

   Computation of Fee:    $273,356,523.00 + $1,159,313 + $27,465,074.00 = $301,980,910.00
                          $301,980,910.00 - $135,894,760.00 = $166,086,150.00
                          $166,086,150.00 x .000278 = $46,171.95
